FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swap [Member]
Derivative [Line Items]
InterestRateFairValueHedgeDerivativeAtFairValueNet	$ 1,750	$ 2,500
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	1,875	1,875
Cross Currency Interest Rate Contract Forecasted Work Plan Exposure [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	$ 280	$ 300